Exploration and evaluation assets	12 Months Ended
Dec. 31, 2025
Exploration and evaluation assets
Exploration and evaluation assets

9. Exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2025	2024
Balance at January 1	224,286	198,379
Acquisitions	129,578	—
Additions	17,672	36,018
Dispositions	(63,528)	—
Changes in asset retirement obligations	3,075	—
Transfers to capital assets	(29,329)	(14,110)
Depreciation	(9,219)	(335)
Foreign exchange	11,731	4,334
Balance at December 31	284,266	224,286

Cost	497,209	460,331
Accumulated depreciation	(212,943)	(236,045)
Carrying amount at December 31	284,266	224,286